Financial Instruments (Details) - Schedule of financial assets, other than cash and short-term deposits - GBP (£) £ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Debt instruments at amortised cost
Trade receivables	£ 12,715	£ 7,243
Contract assets	153	599
Lease deposits	1,954	2,653
Total	14,822	10,495
Current	14,822	10,495
Non-current